Income Taxes	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
INCOME TAXES
18.	INCOME TAXES

British Virgin Islands

Lianluo Smart is a tax-exempt company incorporated in the British Virgin Islands.

PRC

PRC enterprise income tax is calculated based on the Enterprise Income Tax Law (the “EIT Law”). Under the EIT Law, a unified enterprise income tax rate of 25% and unified tax deduction standards will be applied equally to both domestic-invested enterprises and foreign-invested enterprises.

The tax rate for Lianluo Connection is 25%.

The BVI and PRC components of loss before income taxes consisted of the following:

	Years Ended December 31,
	2020	2019	2018
BVI	$(1,650,230)	$(1,385,394)	$(957,973)
PRC	(1,591,467)	(3,065,600)	(7,952,029)
Loss before income taxes	$(3,241,697)	$(4,450,994)	$(8,910,002)

The income taxes (benefit) provision for the years presented is as follows:

Years Ended December 31,
	2020	2019	2018
Current:
BVI	$-	$-	$-
PRC	-	-	-
	-	-	-
Deferred:
BVI	-	-	-
PRC	-	-	-
Income taxes (benefit) provision	$-	$-	$-

A reconciliation of the provision for income taxes determined at the statutory income tax rate to the Company’s income taxes is as follows:

	Years ended December 31,
	2020	2019	2018
Loss before provision for income tax and non-controlling interests	$(3,241,697)	$(4,450,994)	$(8,910,002)
PRC corporate income tax rate	25%	25%	25%
Income tax benefit computed at PRC statutory corporate income tax rate	(810,424)	(1,112,749)	(2,227,500)
Reconciling items:
Allowances and reserves	26,352	20,414	4,940
Impairment on intangible assets	-	-	818,935
BVI tax rate and PRC tax law differential	412,557	346,349	239,493
Others	5,301	40,828	300
Valuation allowance on deferred tax assets	366,214	705,158	1,163,832
Income tax benefit	$-	$-	$-

Deferred taxes assets

Deferred tax assets and liabilities are recognized for the expected future tax consequences of differences between the carrying amounts of assets and liabilities and their respective tax bases using enacted tax rates in effect for the year in which the differences are expected to reverse. The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and liabilities as of December 31, 2020 and 2019 are presented below:

	2020	2019
Deferred tax assets
Allowances and reserves	$181,706	$155,354
Impairment on intangible assets	-	818,935
Net operating loss carried forward	2,418,846	3,789,703
Valuation reserve	(2,600,552)	(4,763,992)
Deferred tax assets, non-current	$-	$-

As of December 31, 2020, the Company’s PRC subsidiaries had net operating loss carry forwards of $9,675,383, which will expire in various years through year 2025. Management believes it is more likely than not that the Company will not realize these potential tax benefits as these operations will not generate any operating profits in the foreseeable future. As a result, a valuation reserve was provided against the full amount of the potential tax benefits.

Uncertain tax position

The accounting for uncertain tax positions prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The Company is required to recognize in the financial statements the impact of a tax position, if that position is more-likely than-not of being sustained on audit, based on the technical merits of the position. The Company recorded a net charge for unrecognized tax benefits in 2020 and 2019 of $0 and $0, respectively. The Company includes interest and penalties related to unrecognized tax benefits, if any, within the benefit from (provision for) income taxes.

The Company only files income tax returns in PRC. According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or its withholding agent. The statute of limitations extends to five years under special circumstances, which are not clearly defined. In the case of a related party transaction, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion.